UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/17

Item 1. Schedule of Investments.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, December 31, 2017 (unaudited)
	Principal
	Amount	Value

U.S. Government and Agency Securities 0.6%
U.S. Treasury Bond,
4.75%, 2/15/37	$225,000	$299,606
4.25%, 11/15/40	131,000	166,259
Total U.S. Government and Agency Securities (Cost $483,513)		465,865

Asset-Backed Securities and Commercial Mortgage-Backed Securities 28.0%
Finance 28.0%
[a] American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 3.652%, (6-month USD LIBOR + 2.00%),
6/25/45	136,464	138,562
[b,c] Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	2,423
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	31,975	32,098
[a] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 2.432%, (1-month USD LIBOR + 0.88%), 11/25/34	76,963	76,508
[d] Bear Stearns Commercial Mortgage Securities Trust, 2005-T20, E, FRN, 5.107%, 10/12/42.	215,000	196,604
[d] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.26%, 7/15/44	43,447	43,382
CD Mortgage Trust, 2016-CD2, A4, 3.526%, 11/10/49	175,000	181,096
[b] Centerline REIT Inc.,
[a] 2004-RR3, A2, 144A, FRN, 6.24%, (1-month USD LIBOR + 4.76%), 9/21/45	36,203	36,467
2004-RR3, B, 144A, 5.04%, 9/21/45	200,000	194,358
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49.	151,714	141,569
2015-GC31, A4, 3.762%, 6/10/48	250,000	262,772
2016-GC37, A4, 3.314%, 4/10/49	250,000	254,109
[b,d] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	48,029	48,311
[a,b] Colony American Homes,
2014-1A, A, 144A, FRN, 2.627%, (1-month USD LIBOR + 1.15%), 5/17/31	90,917	91,215
2014-1A, C, 144A, FRN, 3.327%, (1-month USD LIBOR + 1.85%), 5/17/31	250,000	251,028
2014-2A, A, 144A, FRN, 2.427%, (1-month USD LIBOR + 0.95%), 7/17/31	66,150	66,319
2014-2A, C, 144A, FRN, 3.377%, (1-month USD LIBOR + 1.90%), 7/17/31	144,333	145,440
2015-1A, A, 144A, FRN, 2.632%, (1-month USD LIBOR + 1.20%), 7/17/32	284,518	285,728
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	49,778	49,508
[d,e] COMM Mortgage Trust, 2014-UBS4, XA, IO, FRN, 1.22%, 8/10/47	3,654,980	192,458
[d] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.767%, 7/10/38	170,000	159,501
[d] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	385,820	424,320
Conseco Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	201,217	217,212
1997-3, A7, 7.64%, 3/15/28	22,796	22,988
1998-6, A8, 6.66%, 6/01/30	157,417	166,987
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	250,000	254,171
CSAIL Commercial Mortgage Trust,
2015-C1, A4, 3.505%, 4/15/50	430,000	443,438
[d,e] 2015-C2, XA, IO, FRN, 0.854%, 6/15/57	5,543,365	249,705
[b,d] CSMC, 2009-15R, 3A1, 144A, FRN, 3.212%, 3/26/36	50,588	50,745
[b,d] CSMC Trust, 2014-OAK1, 1A1, 144A, FRN, 3.00%, 11/25/29	148,612	149,361
[a,f] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 2.602%, (1-month USD LIBOR + 1.05%),
12/25/34	20,795	20,863
[a] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 2.302%, (1-month USD LIBOR + 0.75%),
3/25/34	97,806	98,546
[b,d] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	400,000	414,027
[a] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN3, M3, FRN, 5.552%, (1-month USD LIBOR + 4.00%), 8/25/24	232,117	254,147
2014-DN4, M3, FRN, 6.102%, (1-month USD LIBOR + 4.55%), 10/25/24.	221,235	244,326
2014-HQ1, M2, FRN, 4.052%, (1-month USD LIBOR + 2.50%), 8/25/24	78,502	79,207

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a] FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2014-HQ2, M2, FRN, 3.752%, (1-month USD LIBOR + 2.20%), 9/25/24	$238,498	$246,138
2014-HQ3, M2, FRN, 4.202%, (1-month USD LIBOR + 2.65%), 10/25/24	9,968	9,984
2014-HQ3, M3, FRN, 6.302%, (1-month USD LIBOR + 4.75%), 10/25/24	250,000	276,711
2015-DN1, M3, FRN, 5.702%, (1-month USD LIBOR + 4.15%), 1/25/25	248,292	268,731
[f] 2015-DNA3, B, FRN, 10.902%, (1-month USD LIBOR + 9.35%), 4/25/28	249,691	330,875
2015-DNA3, M2, FRN, 4.402%, (1-month USD LIBOR + 2.85%), 4/25/28	373,288	386,419
2015-HQ1, M2, FRN, 3.752%, (1-month USD LIBOR + 2.20%), 3/25/25	86,980	87,709
2015-HQ1, M3, FRN, 5.352%, (1-month USD LIBOR + 3.80%), 3/25/25	500,000	543,823
2015-HQ2, M3, FRN, 4.802%, (1-month USD LIBOR + 3.25%), 5/25/25	250,000	283,839
[f] 2015-HQA1, B, FRN, 10.352%, (1-month USD LIBOR + 8.80%), 3/25/28.	249,456	314,942
2015-HQA1, M2, FRN, 4.202%, (1-month USD LIBOR + 2.65%), 3/25/28	135,060	137,774
2016-HQ1, M1, FRN, 3.302%, (1-month USD LIBOR + 1.75%), 9/25/28	36,835	36,910
2016-HQA2, M2, FRN, 3.802%, (1-month USD LIBOR + 2.25%), 11/25/28	250,000	256,511
[a] FNMA, 2007-1, NF, FRN, 1.802%, (1-month USD LIBOR + 0.25%), 2/25/37	113,563	113,568
[a] FNMA Connecticut Avenue Securities,
2014-C02, 2M2, FRN, 4.152%, (1-month USD LIBOR + 2.60%), 5/25/24	394,759	413,868
2014-C04, 1M1, FRN, 6.452%, (1-month USD LIBOR + 4.90%), 11/25/24	296,923	339,908
2015-C01, 2M2, FRN, 6.102%, (1-month USD LIBOR + 4.55%), 2/25/25	222,563	238,102
2017-C01, 1B1, FRN, 7.302%, (1-month USD LIBOR + 5.75%), 7/25/29	280,000	326,773
[d] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	250,000	253,072
[b] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	173,732	171,352
Green Tree Financial Corp.,
1997-3, A6, 7.32%, 3/15/28	1,608	1,620
1998-4, A7, 6.87%, 4/01/30	70,944	76,088
[d] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN, 5.767%, 7/10/38	82,625	83,223
[d,e] GS Mortgage Securities Corp. II, 2015-GC30, XA, IO, FRN, 0.883%, 5/10/50	6,108,450	265,372
[d,e] GS Mortgage Securities Trust, 2017-GS5, XA, IO, FRN, 0.825%, 3/10/50.	3,244,711	205,493
[a] GSAA Home Equity Trust, 2005-6, A3, FRN, 1.922%, (1-month USD LIBOR + 0.37%), 6/25/35	64,775	65,450
[a] GSAMP Trust, 2005-HE3, M2, FRN, 2.557%, (1-month USD LIBOR + 1.005%), 6/25/35	91,930	92,601
[b] Hilton USA Trust, 2016-SFP, C, 144A, 4.122%, 11/05/35	233,000	235,404
[a] Home Equity Mortgage Trust, 2004-4, M3, FRN, 2.527%, (1-month USD LIBOR + 0.975%), 12/25/34	323,940	323,685
[a] Impac Secured Assets Trust, 2007-2, FRN, 1.802%, (1-month USD LIBOR + 0.25%), 4/25/37	179,968	178,484
[a,b] Invitation Homes Trust,
2015-SFR1, A, 144A, FRN, 2.91%, (1-month USD LIBOR + 1.45%), 3/17/32	213,089	214,247
2015-SFR2, A, 144A, FRN, 2.841%, (1-month USD LIBOR + 1.35%), 6/17/32	242,675	243,287
2015-SFR2, C, 144A, FRN, 3.491%, (1-month USD LIBOR + 2.00%), 6/17/32	200,000	201,501
2015-SFR3, A, 144A, FRN, 2.76%, (1-month USD LIBOR + 1.30%), 8/17/32	237,448	239,142
2015-SFR3, C, 144A, FRN, 3.46%, (1-month USD LIBOR + 2.00%), 8/17/32	225,000	226,764
JP Morgan Chase Commercial Mortgage Securities Trust,
[d] 2005-LPD5, F, FRN, 5.699%, 12/15/44.	86,841	86,621
2016-JP3, AS, 3.144%, 8/15/49	450,000	440,979
[b,d] JP Morgan Mortgage Trust, 2013-3, A3, 144A, FRN, 3.409%, 7/25/43	230,869	231,689
JPMBB Commercial Mortgage Securities Trust,
[d] 2014-C24, AS, FRN, 3.914%, 11/15/47	250,000	259,504
2015-C33, A4, 3.77%, 12/15/48	250,000	262,417
[d] LB-UBS Commercial Mortgage Trust,
[b,f] 2001-C3, E, 144A, FRN, 6.95%, 6/15/36	267	267
2006-C1, AJ, FRN, 5.276%, 2/15/41	892	892
[a] Lehman XS Trust, 2005-1, 2A2, FRN, 2.861%, (1-month USD LIBOR + 1.50%), 7/25/35	72,918	73,095
[b,d] Mach One ULC,
2004-1A, K, 144A, FRN, 5.45%, 5/28/40	125,000	124,690
2004-1A, L, 144A, FRN, 5.45%, 5/28/40	125,000	124,886

|2

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, FRN, 4.802%, (1-month USD LIBOR +
3.25%), 3/25/32	$88,904	$90,730
Merrill Lynch Mortgage Investors Trust,
[a] 2003-A, 1A, FRN, 2.292%, (1-month USD LIBOR + 0.74%), 3/25/28	185,799	179,152
[d] 2004-A1, M1, FRN, 3.361%, 2/25/34	190,484	159,041
[d] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.362%, 11/12/37.	29,622	29,587
[b,d] Mill City Mortgage Loan Trust, 2016-1, A, 144A, FRN, 2.50%, 4/25/57	141,964	141,428
[a] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 2.287%, (1-month USD LIBOR + 0.735%),
1/25/35	90,525	90,607
[b,d] Morgan Stanley Capital I Trust, 2014-150E, C, 144A, FRN, 4.295%, 9/09/32	330,000	345,625
[b,d] Multi Security Asset Trust LP Commercial Mortgage,
2005-RR4A, J, 144A, FRN, 5.88%, 11/28/35	179,311	179,687
2005-RR4A, K, 144A, FRN, 5.88%, 11/28/35	130,000	131,250
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29.	64,971	65,494
[b] One Market Plaza Trust, 2017-1MKT, B, 144A, 3.845%, 2/10/32	350,000	361,478
Residential Asset Securities Corp., 2004-KS8, AI6, 4.79%, 9/25/34	15,521	15,629
[d] Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.98%, 6/25/34	56,164	57,888
[b] Towd Point Mortgage Trust,
[d] 2015-1, 144A, FRN, 2.75%, 11/25/60	290,109	290,248
[d] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	173,921	175,079
[d] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	271,362	269,787
[d] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56.	494,075	491,693
[d] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56.	386,570	386,997
[d] 2017-1, A2, 144A, FRN, 3.50%, 10/25/56.	165,000	170,010
[d] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	104,765	104,802
[d] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	383,745	383,073
[a] 2017-5, A1, 144A, FRN, 2.152%, (1-month USD LIBOR + 0.60%), 2/25/57	143,288	143,821
[b,d] Wachovia Bank Commercial Mortgage Trust, 2003-C7, F, 144A, FRN, 5.946%, 10/15/35	39,396	39,302
[a] WaMu Mortgage Pass-Through Certificates,
2005-AR19, A1A1, FRN, 1.822%, (1-month USD LIBOR + 0.27%), 12/25/45	237,606	231,250
2005-AR8, 1A1A, FRN, 1.842%, (1-month USD LIBOR + 0.29%), 7/25/45	124,273	122,805
[d,e] Wells Fargo Commercial Mortgage Trust, 2016-NXS6, XA, IO, FRN, 1.654%, 11/15/49	2,830,025	272,786
Wells Fargo Mortgage Backed Securities Trust,
[d] 2004-W, A9, FRN, 3.71%, 11/25/34	93,910	96,254
[d] 2005-AR10, 2A3, FRN, 3.473%, 6/25/35	94,517	95,294
[d] 2005-AR9, 2A2, FRN, 3.62%, 10/25/33	149,399	149,219
2007-3, 3A1, 5.50%, 4/25/22	15,678	16,025
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $20,115,316)		20,519,950

Mortgage-Backed Securities 76.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 42.1%
FHLMC 30 Year, 3.50%, 10/01/47	4,543,445	4,676,430
FHLMC Gold 20 Year, 6.50%, 2/01/19	5,462	5,484
[g] FHLMC Gold 30 Year, 3.00%, 1/01/47	500,000	500,339
FHLMC Gold 30 Year, 3.00%, 4/01/47	4,234,734	4,243,133
[g] FHLMC Gold 30 Year, 3.50%, 1/01/47	1,000,000	1,027,478
FHLMC Gold 30 Year, 3.50%, 12/01/47	6,398,811	6,579,528
FHLMC Gold 30 Year, 4.00%, 8/01/47	6,850,587	7,170,437
FHLMC Gold 30 Year, 4.00%, 11/01/47	4,789,606	5,019,131
FHLMC Gold 30 Year, 4.50%, 4/01/40	631,622	674,472

|3

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	$390,257	$424,090
FHLMC Gold 30 Year, 5.50%, 9/01/33	42,251	46,874
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	119,148	133,964
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32	66,770	74,003
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	172,153	186,934
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30.	99,333	104,674
FHLMC Gold 30 Year, 8.50%, 6/01/21	7,447	7,506
FHLMC Gold 30 Year, 9.00%, 9/01/30	24,827	25,180
FHLMC Gold 30 Year, 9.50%, 12/01/19 - 12/01/22	10,117	10,230
		30,909,887
[h] Federal National Mortgage Association (FNMA) Adjustable Rate 2.3%
FNMA, 2.51% - 3.308%, (6-month USD LIBOR +/- MBS Margin), 4/01/18 - 7/01/38	709,036	722,864
FNMA, 3.325% - 3.575%, (6-month USD LIBOR +/- MBS Margin), 9/01/18 - 4/01/37	679,788	696,499
FNMA, 3.584% - 3.75%, (6-month USD LIBOR +/- MBS Margin), 5/01/22 - 6/01/34	267,886	274,309
		1,693,672
Federal National Mortgage Association (FNMA) Fixed Rate 19.7%
[g] FNMA 15 Year, 3.00%, 1/01/32	1,830,000	1,864,547
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	19,002	19,355
FNMA 15 Year, 5.50%, 2/01/18	412	412
[g] FNMA 30 Year, 3.00%, 1/01/47	785,000	785,218
FNMA 30 Year, 3.00%, 4/01/47	5,448,385	5,453,944
[g] FNMA 30 Year, 3.50%, 1/01/47	952,000	978,064
FNMA 30 Year, 3.50%, 7/01/56	1,200,102	1,231,085
[g] FNMA 30 Year, 4.00%, 1/01/47	250,000	261,595
FNMA 30 Year, 5.00%, 4/01/34	119,160	128,433
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33	582,367	641,448
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/35.	592,299	657,877
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34.	341,184	387,595
FNMA 30 Year, 6.00%, 10/01/34 - 5/01/35	569,134	645,978
FNMA 30 Year, 6.00%, 7/01/35 - 8/01/35	250,139	281,048
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	643,796	715,917
FNMA 30 Year, 6.50%, 8/01/32	92,129	102,204
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	28,126	32,687
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	24,760	27,779
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28.	162,132	173,869
FNMA 30 Year, 9.00%, 8/01/24 - 4/01/25	1,527	1,672
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	38,700	40,836
FNMA 30 Year, 10.00%, 11/01/18 - 4/01/21.	6,053	6,107
FNMA 30 Year, 10.50%, 5/01/30	1,538	1,542
FNMA PL 30 Year, 10.00%, 9/01/20	7,106	7,193
		14,446,405
Government National Mortgage Association (GNMA) Fixed Rate 12.8%
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	106,706	118,457
GNMA I SF 30 Year, 7.00%, 6/15/23 - 2/15/32	56,340	59,024
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	31,237	32,825
GNMA I SF 30 Year, 8.00%, 1/15/22 - 9/15/27	38,892	41,679
GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21	19,071	19,133
GNMA I SF 30 Year, 8.50%, 10/15/21 - 7/15/24	37,420	37,755
GNMA I SF 30 Year, 10.00%, 12/15/18	1,022	1,025
GNMA II SF 30 Year, 3.00%, 7/20/47	3,849,988	3,888,858
GNMA II SF 30 Year, 3.00%, 8/20/47	429,300	433,635

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
[g] GNMA II SF 30 Year, 3.50%, 1/01/47	$460,000	$475,906
GNMA II SF 30 Year, 3.50%, 9/20/47	2,462,869	2,551,154
GNMA II SF 30 Year, 3.50%, 11/20/47	1,354,305	1,402,853
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	172,227	195,932
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	106,648	121,594
GNMA II SF 30 Year, 8.00%, 8/20/26	104	122
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	916	959
GNMA II SF 30 Year, 10.50%, 6/20/20	8	8
		9,380,919
Total Mortgage-Backed Securities (Cost $55,986,044)		56,430,883
Total Investments before Short Term Investments (Cost $76,584,873)		77,416,698

	Shares
Short Term Investments (Cost $1,857,891) 2.5%
Money Market Funds 2.5%
[i,j] Institutional Fiduciary Trust Money Market Portfolio, 0.89%	1,857,891	1,857,891
Total Investments (Cost $78,442,764) 108.0%		79,274,589
Other Assets, less Liabilities (8.0)%		(5,860,701)
Net Assets 100.0%		$73,413,888

aThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2017, the aggregate value of these securities was $7,666,610, representing 10.4% of net assets.
cDefaulted security or security for which income has been deemed uncollectible.
dAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
eInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
fThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
gSecurity purchased on a to-be-announced (TBA) basis.
hAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
iSee Note 5 regarding investments in affiliated management investment companies.
jThe rate shown is the annualized seven-day yield at period end.

|5

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

At December 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Short	5	$838,281	3/20/18	$(13,686)
U.S. Treasury 5 Yr. Note.	Long	15	1,742,461	3/29/18
U.S. Treasury 10 Yr. Note Ultra	Long	13	1,736,312	3/20/18
U.S. Treasury 30 Yr. Bond	Long	9	1,377,000	3/20/18
Total Futures Contracts.					$(29,414)

*As of period end.
See Abbreviations on page 9.

|6

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2017, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.89%	841,566	5,045,425	(4,029,100)	1,857,891	$1,857,891	$2,710	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$465,865	$—	$465,865
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	20,519,950	—	20,519,950
Mortgage-Backed Securities	—	56,430,883	—	56,430,883
Short Term Investments	1,857,891	—	—	1,857,891
Total Investments in Securities	$1,857,891	$77,416,698	$—	$79,274,589

Liabilities:
Other Financial Instruments:
Futures Contracts	$29,414	$—	$—	$29,414

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Currency	Selected Portfolio
USD United States Dollar	FRN	Floating Rate Note
	IO	Interest Only
	LIBOR	London InterBank Offered Rate
	MFM	Multi-Family Mortgage
	PL	Project Loan
	REIT	Real Estate Investment Trust
	SF	Single Family

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By _/s/Matthew T. Hinkle__

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle__

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2018

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2018